Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	PRIMECH HOLDINGS LTD.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001891944
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	23
Entity Address, City or Town	Ubi Crescent
Entity Address, Country	SG
Entity Address, Postal Zip Code	408579
City Area Code	+65
Local Phone Number	6286 1868
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1-800
Local Phone Number	221-0102
Contact Personnel Name	COGENCY GLOBAL INC.
Entity Address, State or Province	NY